Equinox MutualHedge Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2019

	Principal	U.S. TREASURY NOTES - 80.1%	Coupon Rate	Maturity Date	Fair Value
	$49,000,000	United States Treasury Note* +	1.2500	1/31/2020	$48,761,699
	51,000,000	United States Treasury Note	1.5000	10/31/2019	50,902,383
	20,000,000	United States Treasury Note	1.5000	4/15/2020	19,918,750
	36,500,000	United States Treasury Note* +	1.6250	7/31/2019	36,481,277
	45,500,000	United States Treasury Note* +	2.0000	7/31/2020	45,535,547
		TOTAL U.S. TREASURY NOTES (Cost $201,059,273)			201,599,656

		SHORT-TERM INVESTMENT - 5.4%
	Shares	MONEY MARKET FUND - 5.4%
	13,560,942	U.S. Bank Money Market Deposit Account			13,560,942
		TOTAL SHORT-TERM INVESTMENT (Cost $13,560,942)

		TOTAL INVESTMENTS - 85.5% (Cost $214,620,215)			$215,160,598
		OTHER ASSETS AND LIABILITIES - NET - 19.9%			36,629,400
		TOTAL NET ASSETS - 100.0%			$251,789,998

*	Pledged as collateral for swap agreement.
+	All or a portion of this investment is a holding of MutualHedge Fund Limited CFC.

Equinox MutualHedge Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2019

	TOTAL RETURN SWAPS
	Notional Value at June 30, 2019	Description	Counterparty	Fixed Rate Paid	Variable Rate Received	Maturity Date	Unrealized Appreciation/ (Depreciation)
	266,083,023	MutualHedge Financial CTA Trading Program Total Return Swap	Deutsche Bank	0.50% of the notional value	Total returns of MutualHedge Financial CTA Trading Program Total Return Swap	1/31/2022	$7,662,756
	389,364,598	Select CTA Trading Program Total Return Swap+	Deutsche Bank	0.50% of the notional value	Total returns of Select CTA Trading Program Total Return Swap	9/30/2021	14,793,045
	39,745,492	Single CTA Program Total Return Swap+	Morgan Stanley	One month USD Libor plus 0.27% of the notional value	Total returns of Single CTA Program Total Return Swap	3/7/2020	18,502
							$22,474,303

+	This investment is a holding of MutualHedge Fund Limited CFC.

Equinox MutualHedge Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2019

	MutualHedge Financial CTA Trading Program Swap Top 50 Holdings ^
	FUTURES CONTRACTS
	Number of Contracts	Description			Counterparty	Expiration Date	Notional Value at June 30, 2019	Unrealized Appreciation/ (Depreciation)	Percentage of Total Return Swap's Unrealized Appreciation
	Short Contracts
	530	2 Year Euro-Schatz Future			Deutsche Bank	Sep-19	67,764,482	$(114,787)	-1.50%
	567	5 Year U.S. Treasury Notes Future			Deutsche Bank	Oct-19	66,929,893	(459,120)	-5.99%
	376	10 Year Australian Treasury Bond Future			Deutsche Bank	Sep-19	300,420,136	(227,824)	-2.97%
	331	Euro-BUND Future			Deutsche Bank	Sep-19	65,030,975	(370,990)	-4.84%
	305	Long Gilt Future			Deutsche Bank	Sep-19	50,542,031	(109,802)	-1.43%

	Long Contracts
	1,449	2 Year Euro-Schatz Future			Deutsche Bank	Sep-19	185,221,643	$291,343	3.80%
	554	2 Year U.S. Treasury Notes Future			Deutsche Bank	Oct-19	119,157,364	262,180	3.42%
	566	3 Month Euro (EURIBOR)			Deutsche Bank	Sep-19	161,716,464	86,761	1.13%
	378	3 Month Euro (EURIBOR)			Deutsche Bank	Dec-19	108,134,446	92,828	1.21%
	268	3 Month Euro (EURIBOR)			Deutsche Bank	Mar-20	76,643,182	49,255	0.64%
	270	3 Month Euro (EURIBOR)			Deutsche Bank	Jun-20	77,214,137	75,439	0.98%
	158	3 Month Euro (EURIBOR)			Deutsche Bank	Sep-20	45,135,097	35,274	0.46%
	182	3 Month Euro (EURIBOR)			Deutsche Bank	Dec-20	51,940,497	55,652	0.73%
	635	3 Month Sterling			Deutsche Bank	Sep-19	100,168,086	10,338	0.13%
	235	3 Month Sterling			Deutsche Bank	Dec-19	37,082,550	(5,220)	-0.07%
	258	3 Month Sterling			Deutsche Bank	Mar-20	40,700,200	3,820	0.05%
	556	3 Month Sterling			Deutsche Bank	Jun-20	87,682,949	8,135	0.11%
	209	3 Month Sterling			Deutsche Bank	Sep-20	33,038,083	8,861	0.12%
	251	3 Year Australian Treasury Bond Future			Deutsche Bank	Sep-19	55,999,147	7,723	0.10%
	488	5 Year U.S. Treasury Notes Future			Deutsche Bank	Oct-19	57,625,341	251,241	3.28%
	375	10 Year Italian Bond Future			Deutsche Bank	Sep-19	57,364,125	2,363,727	30.85%
	434	10 Year U.S. Treasury Notes Future			Deutsche Bank	Sep-19	55,472,940	544,102	7.10%
	309	90 Day Bank Accepted Bill Future			Deutsche Bank	Dec-19	52,556,197	14,870	0.19%
	262	Euro-BOBL Future			Deutsche Bank	Sep-19	40,111,774	140,789	1.84%
	161	Eurodollar			Deutsche Bank	Sep-19	39,387,464	34,836	0.45%
	1,149	Eurodollar			Deutsche Bank	Jun-20	282,674,785	78,175	1.02%

	TOTAL RETURN SWAPS ON FORWARD FOREIGN CURRENCY CONTRACTS
	Settlement Date	Counterparty	Currency to Deliver/ Receive	Value	In Exchange For	Value	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)	Percentage of Total Return Swap's Unrealized Appreciation
	To Sell:
	Sep-19	Deutsche Bank	JPY	3,295,853,419	USD	30,414,035	30,543,584	$(129,549)	-1.69%

	OPTIONS ON FUTURES
	Put/Call	Description		Number of Contracts	Expiration	Strike Price	Notional Value	Unrealized Appreciation/ (Depreciation)	Percentage of Total Return Swap's Unrealized Appreciation
	Purchased:
	Put	EURO-BOBL Option		229	7/26/2019	132.75	34,621,343	$(6,520)	-0.09%

	OPTIONS ON CURRENCY
	Put/Call	Description			Expiration	Strike Price	Notional Value	Unrealized Appreciation/ (Depreciation)	Percentage of Total Return Swap's Unrealized Appreciation
	Purchased:
	Put	JPY/GBP			Nov-19	125.00	37,771,899	$63,421	0.83%
	Put	USD/EUR			Jul-19	1.07	34,461,865	-	0.00%
	Put	USD/EUR			Aug-19	1.07	41,144,709	23	0.00%

	Written:
	Put	JPY/AUD			Aug-19	68.50	34,741,798	$(503)	-0.01%
	Put	JPY/AUD			Aug-19	68.50	34,741,798	(503)	-0.01%
	Put	JPY/AUD			Dec-19	66.00	43,012,217	(22,254)	-0.29%
	Put	JPY/EUR			Aug-19	110.50	47,701,347	(20)	0.00%
	Put	JPY/EUR			Aug-19	115.00	56,364,294	(1,806)	-0.02%
	Put	JPY/EUR			Aug-19	117.50	36,269,198	(19,301)	-0.25%
	Put	JPY/EUR			Sep-19	114.50	56,364,294	(10,614)	-0.14%
	Put	JPY/GBP			Sep-19	132.00	32,263,497	(101,583)	-1.33%
	Put	JPY/GBP			Nov-19	125.00	37,771,899	(63,421)	-0.83%
	Put	JPY/GBP			Dec-19	119.00	37,771,899	(21,076)	-0.28%
	Put	JPY/USD			Aug-19	98.00	31,359,174	(20)	0.00%
	Put	JPY/USD			Aug-19	98.00	62,718,349	(41)	0.00%
	Put	JPY/USD			Aug-19	99.00	33,515,790	(295)	0.00%
	Put	JPY/USD			Aug-19	101.75	37,127,369	(7,542)	-0.10%
	Put	JPY/USD			Sep-19	100.00	120,454,097	(8,452)	-0.11%
	Put	JPY/USD			Oct-19	101.00	81,314,318	(60,128)	-0.78%
	Put	JPY/USD			Nov-19	100.00	39,602,526	(43,696)	-0.57%
	Put	USD/EUR			Aug-19	1.07	45,949,153	(26)	0.00%
	Put	USD/EUR			Oct-19	1.06	102,190,916	(7,751)	-0.10%

	AUD - Australian Dollar
	CAD - Canadian Dollar
	CHF - Swiss Franc
	EUR - Euro
	JPY - Japanese Yen
	SEK - Swedish Krona
	USD - U.S. Dollar

^	This investment is not a direct holding of the Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

Equinox MutualHedge Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2019

	Select CTA Trading Program Total Return Swap Top 50 Holdings ^
	FUTURES CONTRACTS
	Short Contracts
	Number of Contracts	Description	Counterparty	Expiration Date	Notional Value at June 30, 2019	Unrealized Appreciation/ (Depreciation)	Percentage of Total Return Swap's Unrealized Appreciation
	139	5 Year U.S. Treasury Notes Future	Deutsche Bank	Sep-19	16,375,670	$(18,541)	-0.13%
	247	10 Year U.S. Treasury Notes Future	Deutsche Bank	Sep-19	31,596,388	(68,498)	-0.46%
	468	Brent Crude Monthly Future	Deutsche Bank	Sep-19	30,332,343	(2,954,315)	-19.97%
	254	Copper Future	Deutsche Bank	Sep-19	17,224,429	(151,833)	-1.03%
	132	Copper Grade A Future	Deutsche Bank	Jul-19	19,799,907	1,522,477	10.29%
	92	Copper Grade A Future	Deutsche Bank	Aug-19	13,864,698	210,133	1.42%
	148	EUR/USD	Deutsche Bank	Sep-19	21,250,663	(60,955)	-0.41%
	111	Euro-BUND Future	Deutsche Bank	Sep-19	21,756,592	(51,046)	-0.35%
	312	Light Sweet Crude Oil (WTI) Future	Deutsche Bank	Jul-19	18,470,365	(1,912,420)	-12.93%
	905	Light Sweet Crude Oil (WTI) Future	Deutsche Bank	Aug-19	53,695,252	1,101,913	7.45%
	933	Light Sweet Crude Oil (WTI) Future	Deutsche Bank	Nov-19	54,859,013	(2,671,594)	-18.06%
	143	Nikkei 225 Future	Deutsche Bank	Sep-19	2,797,492,182	(39,831)	-0.27%

	Long Contracts
	350	2 Year Euro-Schatz Future	Deutsche Bank	Sep-19	44,784,426	$19,655	0.13%
	93	2 Year U.S. Treasury Notes Future	Deutsche Bank	Sep-19	20,009,618	111,368	0.75%
	155	3 Month Euro (EURIBOR)	Deutsche Bank	Sep-20	44,360,729	27,381	0.19%
	50	3 Month Euro (EURIBOR)	Deutsche Bank	Dec-20	14,284,087	4,182	0.03%
	176	3 Month Euro (EURIBOR)	Deutsche Bank	Mar-21	50,441,610	79,071	0.53%
	57	3 Month Euro (EURIBOR)	Deutsche Bank	Jun-21	16,269,525	4,075	0.03%
	112	3 Month Sterling	Deutsche Bank	Mar-20	22,465,442	(332)	0.00%
	284	3 Month Sterling	Deutsche Bank	Jun-20	44,833,352	(10,127)	-0.07%
	142	3 Month Sterling	Deutsche Bank	Sep-20	32,053,755	46,644	0.32%
	109	3 Month Sterling	Deutsche Bank	Dec-20	17,221,770	14,480	0.10%
	203	3 Month Sterling	Deutsche Bank	Mar-21	17,588,282	4,761	0.03%
	168	3 Year Australian Treasury Bond Future	Deutsche Bank	Sep-19	37,519,258	5,411	0.04%
	394	5 Year U.S. Treasury Notes Future	Deutsche Bank	Sep-19	46,501,464	251,246	1.70%
	156	10 Year Australian Treasury Bond Future	Deutsche Bank	Sep-19	124,307,313	80,820	0.55%
	256	10 Year Canadian Government Bond Future	Deutsche Bank	Sep-19	27,964,739	134,973	0.91%
	94	10 Year Japanese Government Bond Future	Deutsche Bank	Sep-19	133,810,883	248,176	1.68%
	512	10 Year U.S. Treasury Notes Future	Deutsche Bank	Sep-19	65,464,533	352,915	2.39%
	185	30 Year U.S. Treasury Bonds Future	Deutsche Bank	Sep-19	28,838,723	425,436	2.88%
	120	90 Day Bank Accepted Bill Future	Deutsche Bank	Dec-19	20,361,044	25,026	0.17%
	151	90 Day Bank Accepted Bill Future	Deutsche Bank	Mar-20	25,766,368	40,545	0.27%
	96	90 Day Bank Accepted Bill Future	Deutsche Bank	Jun-20	16,422,345	(4,525)	-0.03%
	180	90 Day Bank Accepted Bill Future	Deutsche Bank	Sep-20	30,625,060	(4,263)	-0.03%
	636	Brent Crude Monthly Future	Deutsche Bank	Aug-19	41,414,195	1,991,570	13.46%
	132	Copper Grade A Future	Deutsche Bank	Jul-19	19,799,907	(1,566,352)	-10.59%
	239	E-Mini S&P 500	Deutsche Bank	Sep-19	35,004,070	350,010	2.37%
	155	EUR/USD	Deutsche Bank	Sep-19	22,254,700	56,088	0.38%
	281	Euro-BOBL Future	Deutsche Bank	Sep-19	42,952,291	139,745	0.94%
	243	Euro-BUND Future	Deutsche Bank	Sep-19	47,744,793	272,529	1.84%
	431	Euro STOXX 50 Index Future	Deutsche Bank	Sep-19	16,953,552	106,490	0.72%
	210	Eurodollar	Deutsche Bank	Jun-20	51,537,850	27,892	0.19%
	140	Eurodollar	Deutsche Bank	Mar-22	34,468,566	199,536	1.35%
	328	Gold	Deutsche Bank	Aug-19	46,401,453	2,165,377	14.64%
	1,838	Light Sweet Crude Oil (WTI) Future	Deutsche Bank	Jul-19	108,921,142	8,666,414	58.58%
	273	Light Sweet Crude Oil (WTI) Future	Deutsche Bank	Nov-19	16,062,502	74,095	0.50%
	199	Long Gilt Future	Deutsche Bank	Sep-19	32,939,836	166,319	1.12%
	141	Nikkei 225 (JPY) Future	Deutsche Bank	Sep-19	13,904,498	34,601	0.23%
	42	Nikkei 225 Future	Deutsche Bank	Sep-19	429,853,737	49,978	0.34%
	160	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	Jun-20	30,124,946	(36,558)	-0.25%

^	This investment is not a direct holding of the Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

Equinox MutualHedge Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2019

	Single CTA Program Total Return Swap Top 50 Holdings^
	FUTURES CONTRACTS
	Short Contracts
	Number of Contracts	Descripton	Counterparty	Expiration Date	Notional Value at June 30, 2019	Unrealized Appreciation/ (Depreciation)	Percentage of Total Return Swap's Unrealized Appreciation
	15	90-Day Euro$ Future	Morgan Stanley	Mar-20	3,686,625	$(19,038)	-102.89%
	91	Australian Dollar Future	Morgan Stanley	Sep-19	6,389,110	(38,100)	-205.92%
	55	E-Mini Russell 2000	Morgan Stanley	Sep-19	4,261,950	(23,463)	-126.81%
	126	Euro FX Future	Morgan Stanley	Sep-19	18,022,725	(102,950)	-556.43%
	19	Gold 100 Oz. Future	Morgan Stanley	Aug-19	2,682,800	(236,560)	-1278.56%
	43	Silver Future	Morgan Stanley	Sep-19	3,288,210	(38,980)	-210.68%
	29	Swiss Franc Future	Morgan Stanley	Sep-19	3,740,275	(50,769)	-274.40%
	28	U.S. 2 Year Note Future	Morgan Stanley	Sep-19	6,026,125	(25,398)	-137.27%
	27	U.S. 5 Year Note Future	Morgan Stanley	Sep-19	3,190,219	(39,828)	-215.26%

	Long Contracts
	25	3 Month Euro (EURIBOR) Future	Morgan Stanley	Mar-20	7,139,732	$ 16,997	91.86%
	34	3 Month Euro (EURIBOR) Future	Morgan Stanley	Jun-20	9,710,036	29,829	161.22%
	40	3 Month Euro (EURIBOR) Future	Morgan Stanley	Sep-20	11,423,003	40,772	220.37%
	43	3 Month Euro (EURIBOR) Future	Morgan Stanley	Dec-20	12,277,895	47,849	258.62%
	45	3 Month Euro (EURIBOR) Future	Morgan Stanley	Mar-21	12,846,402	49,896	269.68%
	43	3 Month Euro (EURIBOR) Future	Morgan Stanley	Jun-21	12,272,395	47,167	254.93%
	38	3 Month Euro (EURIBOR) Future	Morgan Stanley	Sep-21	10,841,592	44,154	238.65%
	36	3 Month Euro (EURIBOR) Future	Morgan Stanley	Dec-21	10,267,401	39,877	215.53%
	33	3 Month Euro (EURIBOR) Future	Morgan Stanley	Mar-22	9,408,032	28,621	154.69%
	25	3 Month Euro (EURIBOR) Future	Morgan Stanley	Jun-22	7,124,100	17,409	94.09%
	5	90-Day Bank Bill Future	Morgan Stanley	Jun-20	3,470,918	2,303	12.45%
	14	90-Day Euro$ Future	Morgan Stanley	Sep-20	3,446,450	8,638	46.68%
	24	90-Day Euro$ Future	Morgan Stanley	Dec-20	5,908,200	26,663	144.11%
	24	90-Day Euro$ Future	Morgan Stanley	Mar-21	5,909,400	26,950	145.66%
	27	90-Day Euro$ Future	Morgan Stanley	Jun-21	6,646,050	30,475	164.71%
	24	90-Day Euro$ Future	Morgan Stanley	Sep-21	5,906,100	25,025	135.26%
	23	90-Day Euro$ Future	Morgan Stanley	Dec-21	5,657,713	24,000	129.72%
	21	90-Day Euro$ Future	Morgan Stanley	Mar-22	5,164,425	19,088	103.16%
	16	90-Day Euro$ Future	Morgan Stanley	Jun-22	3,933,200	10,000	54.05%
	18	90-Day Sterling Future	Morgan Stanley	Mar-20	2,829,450	2,803	15.15%
	26	90-Day Sterling Future	Morgan Stanley	Jun-20	4,088,013	5,472	29.58%
	32	90-Day Sterling Future	Morgan Stanley	Sep-20	5,031,654	8,775	47.43%
	33	90-Day Sterling Future	Morgan Stanley	Dec-20	5,187,587	8,854	47.86%
	30	90-Day Sterling Future	Morgan Stanley	Mar-21	4,716,463	9,487	51.28%
	29	90-Day Sterling Future	Morgan Stanley	Jun-21	4,558,559	8,608	46.53%
	26	90-Day Sterling Future	Morgan Stanley	Sep-21	4,086,160	7,524	40.66%
	24	90-Day Sterling Future	Morgan Stanley	Dec-21	3,770,890	6,929	37.45%
	21	90-Day Sterling Future	Morgan Stanley	Mar-22	3,299,030	6,027	32.57%
	14	90-Day Sterling Future	Morgan Stanley	Jun-22	2,198,799	2,764	14.94%
	41	Australian 3 Year Bond Future	Morgan Stanley	Sep-19	2,846,152	7,785	42.08%
	55	Euro-BOBL Future	Morgan Stanley	Sep-19	8,402,089	29,662	160.32%
	23	Euro-BUND Future	Morgan Stanley	Sep-19	4,513,789	40,644	219.67%
	14	Euro-OAT Future	Morgan Stanley	Sep-19	2,622,260	26,387	142.62%
	121	Euro-Schatz Future	Morgan Stanley	Sep-19	15,443,723	16,445	88.88%
	13	Japan 10 Year Bond Future	Morgan Stanley	Sep-19	18,546,096	28,186	152.34%
	48	Japanese Yen Future	Morgan Stanley	Sep-19	5,600,400	(763)	-4.12%
	18	Long Gilt Future	Morgan Stanley	Sep-19	2,975,506	27,293	147.52%
	48	S&P 500 E-Mini Future	Morgan Stanley	Sep-19	7,034,160	54,223	293.06%
	39	U.S. 10 Year Note Future	Morgan Stanley	Sep-19	4,989,563	80,008	432.43%
	29	U.S. Long Bond Future	Morgan Stanley	Sep-19	4,515,844	124,938	675.26%
	18	U.S. Ultra Bond Future	Morgan Stanley	Sep-19	3,199,500	96,430	521.19%

^	This investment is not a direct holding of the Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.
The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.
Fair Valuation Process - As noted above, the Fair Value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).

If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.
The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2019 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Treasury Notes	$-	$201,599,656	$-	$201,599,656
Short-Term Investment	13,560,942	-	-	13,560,942
Swap Contracts	-	22,474,303	-	22,474,303
Total	$13,560,942	$224,073,959	$-	$237,634,901

The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – The consolidated financial statements of the Fund include MutualHedge Fund Limited (“MFL-CFC”), a wholly owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with EMFSF's investment objectives and policies.

A summary of the Fund's investments in the CFC is as follows:

	Inception Date of MFL-CFC	MFL-CFC Net Assets at June 30, 2019	% Of Total Net Assets at June 30, 2019
MFL-CFC	1/12/2010	$50,528,192	20.07%

For tax purposes, MFL-CFC is an exempted Cayman investment company. MFL-CFC has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, MFL-CFC is a Controlled Foreign Corporation and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, MFL-CFC’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Swap Agreements – The Fund is subject to equity price risk, interest rate risk, credit risk, currency risk, counterparty risk and/or commodity risk in the normal course of pursuing its investment objective.  The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk.   These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each day as reported by the swap counterparty. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Consolidated Statement of Operations. Realized gains and losses from the decrease in notional value of the swap are recognized on trade date. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Consolidated Statement of Operations.

MFL-CFC maintains short-term investments, up to 20% of the notional value of the swap, as collateral to secure its obligations under the swap. As of June 30, 2019, the total notional value of the total return swaps with Deutsche Bank was $655,447,621. As of June 30, 2019, the notional value of the total return swaps with Morgan Stanley was $39,745,492. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. In order to maintain prudent risk exposure to the counterparty, the Advisor will reduce exposure to the counterparty whenever that exposure exceeds 5% of the net assets of the Fund for a period of one week or such lesser time as the Advisor may determine. If the Advisor determines that the counterparty presents an imprudent risk, the swap may be terminated in its entirety.

The notional value of the derivative instruments outstanding as of June 30, 2019 as disclosed in the Consolidated Portfolio of Investments serve as indicators of the volume of derivative activity for the Fund.

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at June 30, 2019, were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Equinox MutualHedge Futures Strategy Fund	$213,181,043	$24,453,858	$-	$24,453,858